Other net income	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other net income
14	Other net income

	2021 RMB million	2020 RMB million	2019 RMB million
Government grants (Note)	4,040	4,209	4,129
Gains/( losses ) on disposal of property, plant and equipment, net
-Aircraft and spare engines and construction in progress	149	(18)	34
-Other property, plant and equipment and right-of-use assets	214	75	106
Others	364	420	855

	4,767	4,686	5,124

Note:	Government grants mainly include subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.
There are no unfulfilled conditions and other contingencies related to subsidies that have been recognized during the years ended December 31, 2021, 2020 and 2019.